Commitments related to operational activities (Tables)	12 Months Ended
Dec. 31, 2025
Commitments related to operational activities
Schedule of Commitments given and received

	December 31,	December 31,	December 31,
(in thousands of euros)	2023	2024	2025
CRO(1)	183,366	156,870	93,553
CMO	5,733	5,332	7,464
Lease	8,595	6,570	1,041
Others	23,442	18,476	31,576
Total commitments given	221,136	187,248	133,633
Agreements concerning the provision of facilities	260	326	383
Total commitments received	260	326	383

(1)Including CRO with Pharmaceutical Research Associates B.V.